Dividend Restrictions (Narrative) (Detail) - Virginia Power and PSNC	12 Months Ended
Dec. 31, 2022
Dividend Restrictions [Line Items]
Regulatory restrictions on payment of dividends	In addition, notice to the North Carolina Commission is required if payment of dividends causes the equity component of Virginia Power and PSNC’s capital structure to fall below 45%.
Required equity capital percentage	45.00%